Taxes on Income Before Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
U.S.	$ 6,638	$ 2,818
Foreign	2,073	(253)
Total	$ 8,711	$ 2,565